Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,878,976.44
Previously Paid Amount	0
Total Fee Amount	535.68
Total Offset Amount	0
Net Fee	$ 535.68